Payroll costs, share based payments and management incentive schemes - Director and Senior Management Share Awards (Details) $ / shares in Units, € in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Jul. 10, 2025 shares	Jul. 10, 2024 shares	Apr. 30, 2024 shares	Feb. 28, 2023 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 EUR (€) shares
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares					$ 15.64	$ 17.50	$ 16.33
Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					3,128,416	2,503,002	2,699,157	2,699,157
Number of other equity instruments granted in share-based payment arrangement					1,459,731	1,486,252	1,296,137	1,296,137
Number of other equity instruments forfeited in share-based payment arrangement					(671,012)	(255,238)	(559,169)	(559,169)
Number of other equity instruments expired in share-based payment arrangement						129,048	171,579	171,579
Number of other equity instruments exercised or vested in share-based payment arrangement	(36,738)				(631,994)	(476,552)	(761,544)	(761,544)
Number of other equity instruments outstanding in share-based payment arrangement at end of period					3,285,141	3,128,416	2,503,002	2,503,002
Restricted Stock1 [Member] | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement		(23,118)
Other
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement							87,000	87,000
January 1, 2018 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period						0	193,990	193,990
Number of other equity instruments granted in share-based payment arrangement							0	0
Number of other equity instruments forfeited in share-based payment arrangement							0	0
Number of other equity instruments expired in share-based payment arrangement							0	0
Number of other equity instruments exercised or vested in share-based payment arrangement							(193,990)	(193,990)
Number of other equity instruments outstanding in share-based payment arrangement at end of period							0	0
January 1, 2019 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period						0	152,695	152,695
Number of other equity instruments granted in share-based payment arrangement							0	0
Number of other equity instruments forfeited in share-based payment arrangement							0	0
Number of other equity instruments expired in share-based payment arrangement							0	0
Number of other equity instruments exercised or vested in share-based payment arrangement							(152,695)	(152,695)
Number of other equity instruments outstanding in share-based payment arrangement at end of period							0	0
January 1, 2020 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					0		598,173	598,173
Number of other equity instruments granted in share-based payment arrangement						0
Number of other equity instruments forfeited in share-based payment arrangement							(11,735)	(11,735)
Number of other equity instruments expired in share-based payment arrangement							171,579	171,579
Number of other equity instruments exercised or vested in share-based payment arrangement				(222,780)			(414,859)	(414,859)
Number of other equity instruments outstanding in share-based payment arrangement at end of period						0
Reclassification of awards for settlement of tax liabilities				192,079
january 1, 2021 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					0	605,600	683,549	683,549
Number of other equity instruments granted in share-based payment arrangement						0	0	0
Number of other equity instruments forfeited in share-based payment arrangement						0	(77,949)	(77,949)
Number of other equity instruments expired in share-based payment arrangement						129,048	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement			(256,687)			(476,552)	0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period						0	605,600	605,600
Reclassification of awards for settlement of tax liabilities			219,865
Incremental fair value granted, modified share-based payment arrangements							$ 9.0	€ 8.5
January 1, 2023 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					922,250	1,003,808	0	0
Number of other equity instruments granted in share-based payment arrangement					0	0	1,209,137	1,209,137
Number of other equity instruments forfeited in share-based payment arrangement					(145,095)	(81,558)	(205,329)	(205,329)
Number of other equity instruments expired in share-based payment arrangement						0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement					0	0	0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period					777,155	922,250	1,003,808	1,003,808
January 1, 2022 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					704,983	730,594	894,750	894,750
Number of other equity instruments granted in share-based payment arrangement					0	0	0	0
Number of other equity instruments forfeited in share-based payment arrangement					(148,989)	(25,611)	(164,156)	(164,156)
Number of other equity instruments expired in share-based payment arrangement						0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement			(349,823)		(555,994)	0	0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period					0	704,983	730,594	730,594
Reclassification of awards for settlement of tax liabilities			282,171
Incremental fair value granted, modified share-based payment arrangements							$ 11.4	€ 10.8
Other | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					441,991	163,000	176,000	176,000
Number of other equity instruments granted in share-based payment arrangement					259,000	292,991	87,000	87,000
Number of other equity instruments forfeited in share-based payment arrangement					(35,000)	(14,000)	(100,000)	(100,000)
Number of other equity instruments expired in share-based payment arrangement						0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement					(76,000)	0	0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period					589,991	441,991	163,000	163,000
January 1, 2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement			1,193,261
January 1, 2024 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					1,059,192	0
Number of other equity instruments granted in share-based payment arrangement			47,749		0	1,193,261
Number of other equity instruments forfeited in share-based payment arrangement					(185,685)	(134,069)
Number of other equity instruments expired in share-based payment arrangement						0
Number of other equity instruments exercised or vested in share-based payment arrangement					0	0
Number of other equity instruments outstanding in share-based payment arrangement at end of period					873,507	1,059,192	0	0
Weighted average remaining contractual life of outstanding share options					1 year
January 1, 2024 | Other
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement			292,991
January 1, 2024 | performance stock units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options					1 year
Number of instruments granted in share-based payment arrangement			1,145,512
January 1, 2025 | Restricted Stock1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period					0
Number of other equity instruments granted in share-based payment arrangement					1,200,731
Number of other equity instruments forfeited in share-based payment arrangement					(156,243)
Number of other equity instruments exercised or vested in share-based payment arrangement					0
Number of other equity instruments outstanding in share-based payment arrangement at end of period					1,044,488	0
Weighted average remaining contractual life of outstanding share options					2 years 2 months 12 days
Number of instruments granted in share-based payment arrangement					55,023
January 1, 2025 | Other
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of instruments granted in share-based payment arrangement					259,000
January 1, 2025 | performance stock units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options					2 years 2 months 12 days
Number of instruments granted in share-based payment arrangement					1,145,708
January 1, 2025 | Other Awards - 1 Year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of instruments granted in share-based payment arrangement					150,000